Commitment and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Agreement
Commitments and Contingencies Disclosure [Abstract]
Obligation, term		5 years
Obligations		$ 25,250
Number of settlement agreements | Agreement		2
Settlement payment	$ 13,500
Settlements receivable		$ 20,000